Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) - Customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio	2	2
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	80.10%	44.30%
Customer Two
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	8.60%	16.10%